UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2005
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            05/13/05
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        93

Form 13f Information Table Value Total:                19,447,991
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp                    COM              020039103    30052   547900 SH       SOLE                   547900
Aon Corp                       COM              037389103   702467 30756007 SH       SOLE                 24005007           6751000
                                                            334081 14627000 SH       DEFINED 01           14627000
                                                               891    39000 SH       OTHER                   39000
Cemex SA - ADR                 COM              151290889   763626 21065536 SH       SOLE                 17140836           3924700
                                                            478014 13186600 SH       DEFINED 01           13186600
                                                               326     9000 SH       OTHER                    9000
Checkpoint Systems, Inc.       COM              162825103    18160  1075800 SH       SOLE                   821900            253900
Comcast Corp Cl A              COM              20030N101   128139  3793330 SH       SOLE                  2683482           1109848
                                                             56379  1668996 SH       DEFINED 01            1668996
                                                                44     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   761493 22799186 SH       SOLE                 18385186           4414000
                                                            426151 12759000 SH       DEFINED 01           12759000
                                                               885    26500 SH       OTHER                   26500
DIRECTV Group, Inc.            COM              25459L106   807523 56000192 SH       SOLE                 46351177           9649015
                                                            396060 27466000 SH       DEFINED 01           27466000
                                                               907    62908 SH       OTHER                   62908
Deltic Timber Corp             COM              247850100     2166    55400 SH       SOLE                                      55400
                                                             41524  1062000 SH       DEFINED 01            1062000
Diageo Plc - ADR               COM              25243Q205    31261   549400 SH       SOLE                   502400             47000
Everest Re Group Ltd.          COM              G3223R108   146942  1726500 SH       SOLE                  1562500            164000
                                                             60164   706900 SH       DEFINED 01             706900
Fair Isaac Corporation         COM              303250104      214     6200 SH       SOLE                                       6200
FedEx Corp.                    COM              31428X106   526416  5603150 SH       SOLE                  4408550           1194600
                                                            500340  5325600 SH       DEFINED 01            5325600
                                                              2242    23866 SH       OTHER                   23866
First Horizon National Corp    COM              320517105      979    24000 SH       SOLE                    24000
General Motors                 COM              370442105   771766 26259481 SH       SOLE                 21013281           5246200
                                                            418514 14240000 SH       DEFINED 01           14240000
                                                               818    27833 SH       OTHER                   27833
Hasbro Inc                     COM              418056107   248022 12128200 SH       SOLE                  8779600           3348600
                                                            137567  6727000 SH       DEFINED 01            6727000
Hilb, Rogal & Hobbs Co.        COM              431294107     2613    73000 SH       SOLE                                      73000
                                                            126245  3526400 SH       DEFINED 01            3526400
IHOP Corp.                     COM              449623107    44209   927200 SH       SOLE                   809200            118000
                                                            141996  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    36959  3786800 SH       SOLE                  2792500            994300
                                                             86367  8849100 SH       DEFINED 01            8849100
Knight Ridder                  COM              499040103   249601  3711539 SH       SOLE                  3060839            650700
                                                            199954  2973300 SH       DEFINED 01            2973300
                                                               726    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   800474 29086997 SH       SOLE                 23415997           5671000
                                                            137739  5005034 SH       DEFINED 01            5005034
                                                              1073    39000 SH       OTHER                   39000
Level 3 Communications         COM              52729N100   108302 52573918 SH       SOLE                 39923763          12650155
                                                            222946 108226271SH       DEFINED 01          108226271
Millea Holdings, Inc. ADR      COM              60032R106    77212  1065000 SH       SOLE                  1065000
Molson Coors Brewing Co        COM              60871R209    88190  1142800 SH       SOLE                  1091800             51000
                                                            218005  2825000 SH       DEFINED 01            2825000
NTT Docomo, Inc. ADR           COM              62942M201    50319  3004100 SH       SOLE                  2098100            906000
Neiman Marcus Group Class B    COM              640204301    21254   235500 SH       SOLE                   235500
                                                            135194  1498000 SH       DEFINED 01            1498000
Neiman-Marcus Group            COM              640204202    81947   895500 SH       SOLE                   763500            132000
News Corp Inc.                 COM              65248E203    50773  2883196 SH       SOLE                  2647196            236000
                                                            104273  5921240 SH       DEFINED 01            5921240
Nippon Telegraph and Telephone COM              654624105    22877  1047000 SH       SOLE                   764000            283000
Odyssey Re Holdings Corp       COM              67612W108     7938   317000 SH       SOLE                   253400             63600
                                                             21129   843800 SH       DEFINED 01             843800
PepsiAmericas. Inc.            COM              71343P200    36816  1624700 SH       SOLE                  1404700            220000
                                                            119257  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   211168  4943068 SH       SOLE                  3753468           1189600
                                                            369148  8641100 SH       DEFINED 01            8641100
                                                               769    18000 SH       OTHER                   18000
Ruddick Corp.                  COM              781258108    78573  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   461470 25566200 SH       SOLE                 19525500           6040700
Shaw Communications, Inc. Clas COM              82028K200   221755 10881000 SH       SOLE                  7772700           3108300
                                                            336792 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   650655  7973715 SH       SOLE                  5902915           2070800
                                                            293638  3598500 SH       DEFINED 01            3598500
                                                               734     9000 SH       OTHER                    9000
USI Holdings Corp              COM              90333H101      595    50500 SH       SOLE                                      50500
                                                             28096  2385076 SH       DEFINED 01            2385076
Vail Resorts, Inc.             COM              91879Q109    25773  1020717 SH       DEFINED 01            1020717
Vivendi Universal ADR          COM              92851S204   713672 23322610 SH       SOLE                 18536410           4786200
                                                            126742  4141900 SH       DEFINED 01            4141900
                                                              1346    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106  1002695 34900637 SH       SOLE                 27971637           6929000
                                                            530499 18465000 SH       DEFINED 01           18465000
                                                              1322    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   642176 22259128 SH       SOLE                 17491328           4767800
                                                            293148 10161100 SH       DEFINED 01           10161100
                                                              1042    36132 SH       OTHER                   36132
Willis Group Holdings Ltd      COM              G96655108   126575  3433000 SH       SOLE                  3030000            403000
                                                            132216  3586000 SH       DEFINED 01            3586000
Yum! Brands, Inc.              COM              988498101   884673 17075328 SH       SOLE                 14161328           2914000
                                                            637159 12298000 SH       DEFINED 01           12298000
                                                              1762    34000 SH       OTHER                   34000
Fairfax Financial Holdings Ltd COM              303901102   323798  2168180 SH       SOLE                  1686380            481800
                                                            268216  1796000 SH       DEFINED 01            1796000
Level 3 Communications, Inc. C CONV             52729NAG5     9618 18630000 PRN      SOLE                  9950000           8680000
                                                             54704 105964000PRN      DEFINED 01          105964000
Level 3 Communications, Inc. C CONV             52729NAS9    23420 45810000 PRN      SOLE                 28710000          17100000
                                                              5521 10800000 PRN      DEFINED 01           10800000